Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

7. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

We sponsor a qualified pension plan and two unfunded nonqualified pension plans. Substantially all of our employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. We sponsor OPEB plans to provide medical and life insurance benefits for retired employees.

We recognize the funded status associated with our defined benefit pension and OPEB plans in the balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. We recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. We record a regulatory asset instead of other comprehensive income for qualifying benefit costs of our regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of our benefit obligations are shown in the following table:

					Other Postretirement
	Pension Plans				Benefit Plans
Assumptions	2011		2010		2011	2010
Discount Rate	4.55%		5.05%		4.75%	5.25%
Rate of Compensation Increase	4.85%	(a)	4.95%	(a)	NA	NA

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

NA Not applicable

We use a duration-based method to determine the discount rate for our plans. A hypothetical portfolio of high quality corporate bonds similar to those included in the Moody's Aa bond index is constructed with a duration matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.

For 2011, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with an average increase of 4.85%.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of our benefit costs are shown in the following table:

				Other Postretirement
	Pension Plans			Benefit Plans
	2011	2010	2009	2011	2010	2009
Discount Rate	5.05%	5.60%	6.00%	5.25%	5.85%	6.10%
Expected Return on Plan Assets	7.75%	8.00%	8.00%	7.50%	8.00%	7.75%
Rate of Compensation Increase	4.85%	4.60%	5.90%	NA	NA	NA

NA Not Applicable

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2011	2010
Initial	7.50%	8.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
	(in millions)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement Health
Care Benefit Cost	$23	$(18)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit Obligation	274	(223)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. We monitor the plans to control security diversification and ensure compliance with our investment policy. At December 31, 2011, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2011 and 2010

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

			Other Postretirement
	Pension Plans		Benefit Plans
	2011	2010	2011	2010
Change in Benefit Obligation	(in millions)
Benefit Obligation at January 1	$4,807	$4,701	$2,125	$1,941
Service Cost	72	111	42	47
Interest Cost	237	253	109	113
Actuarial Loss	169	222	253	164
Plan Amendment Prior Service Credit	-	-	(196)	(36)
Curtailment	-	-	1	-
Benefit Payments	(294)	(480)	(150)	(142)
Participant Contributions	-	-	34	29
Medicare Subsidy	-	-	9	9
Benefit Obligation at December 31	$4,991	$4,807	$2,227	$2,125

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$3,858	$3,403	$1,461	$1,308
Actual Gain (Loss) on Plan Assets	282	420	(14)	149
Company Contributions	457	515	79	117
Participant Contributions	-	-	34	29
Benefit Payments	(294)	(480)	(150)	(142)
Fair Value of Plan Assets at December 31	$4,303	$3,858	$1,410	$1,461

Underfunded Status at December 31	$(688)	$(949)	$(817)	$(664)

Benefit Amounts Recognized on the Balance Sheets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans

	December 31,
	2011	2010	2011	2010
	(in millions)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(8)	$(8)	$(4)	$(4)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(680)	(941)	(813)	(660)
Underfunded Status	$(688)	$(949)	$(817)	$(664)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
	2011	2010	2011	2010
Components	(in millions)
Net Actuarial Loss	$2,208	$2,129	$979	$638
Prior Service Cost (Credit)	10	11	(210)	(20)
Transition Obligation	-	-	1	3

Recorded as
Regulatory Assets	$1,818	$1,764	$479	$388
Deferred Income Taxes	140	132	102	81
Net of Tax AOCI	260	244	189	152

Components of the change in amounts included in AOCI and Regulatory Assets during the years ended December 31, 2011 and 2010 are as follows:

			Other Postretirement
	Pension Plans		Benefit Plans
	Years Ended December 31,
	2011	2010	2011	2010
Components	(in millions)
Actuarial Loss During the Year	$201	$121	$370	$121
Prior Service Credit	-	-	(191)	(36)
Amortization of Actuarial Loss	(122)	(89)	(29)	(29)
Amortization of Prior Service Credit (Cost)	(1)	-	1	-
Amortization of Transition Obligation	-	-	(2)	(27)
Change for the Year	$78	$32	$149	$29

Pension and Other Postretirement Plans' Assets

The following table presents the classification of pension plan assets within the fair value hierarchy at December 31, 2011:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$1,455	$-	$-	$-	$1,455	33.8%
International	399	-	-	-	399	9.3%
Real Estate Investment Trusts	104	-	-	-	104	2.4%
Common Collective Trust -
International	-	128	-	-	128	3.0%
Subtotal - Equities	1,958	128	-	-	2,086	48.5%

Fixed Income:
Common Collective Trust - Debt	-	26	-	-	26	0.6%
United States Government and
Agency Securities	-	566	-	-	566	13.2%
Corporate Debt	-	985	6	-	991	23.0%
Foreign Debt	-	190	-	-	190	4.4%
State and Local Government	-	48	-	-	48	1.1%
Other - Asset Backed	-	26	-	-	26	0.6%
Subtotal - Fixed Income	-	1,841	6	-	1,847	42.9%

Real Estate	-	-	163	-	163	3.8%

Alternative Investments	-	-	161	-	161	3.7%
Securities Lending	-	215	-	-	215	5.0%
Securities Lending Collateral (a)	-	-	-	(236)	(236)	(5.5)%

Cash and Cash Equivalents	-	93	-	-	93	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(26)	(26)	(0.6)%

Total	$1,958	$2,277	$330	$(262)	$4,303	100.0%

  Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.
  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for AEP's pension assets:

	Corporate	Real	Alternative	Total
	Debt	Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2011	$-	$83	$130	$213
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	22	9	31
Relating to Assets Sold During the Period	-	-	3	3
Purchases and Sales	-	58	19	77
Transfers into Level 3	6	-	-	6
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$6	$163	$161	$330

The following table presents the classification of OPEB plan assets within the fair value hierarchy at December 31, 2011:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$348	$-	$-	$-	$348	24.7%
International	380	-	-	-	380	27.0%
Common Collective Trust -
Global	-	99	-	-	99	7.0%
Subtotal - Equities	728	99	-	-	827	58.7%

Fixed Income:
Common Collective Trust - Debt	-	69	-	-	69	4.9%
United States Government and
Agency Securities	-	81	-	-	81	5.7%
Corporate Debt	-	152	-	-	152	10.8%
Foreign Debt	-	32	-	-	32	2.3%
State and Local Government	-	9	-	-	9	0.6%
Other - Asset Backed	-	2	-	-	2	0.1%
Subtotal - Fixed Income	-	345	-	-	345	24.4%

Trust Owned Life Insurance:
International Equities	-	46	-	-	46	3.3%
United States Bonds	-	158	-	-	158	11.2%

Cash and Cash Equivalents	17	23	-	-	40	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(6)	(6)	(0.5)%

Total	$745	$671	$-	$(6)	$1,410	100.0%

  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table presents the classification of pension plan assets within the fair value hierarchy at December 31, 2010:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$1,350	$2	$-	$-	$1,352	35.1%
International	403	-	-	-	403	10.4%
Real Estate Investment Trusts	112	-	-	-	112	2.9%
Common Collective Trust -
International	-	163	-	-	163	4.2%
Subtotal - Equities	1,865	165	-	-	2,030	52.6%

Fixed Income:
United States Government and
Agency Securities	-	634	-	-	634	16.4%
Corporate Debt	-	672	-	-	672	17.4%
Foreign Debt	-	127	-	-	127	3.3%
State and Local Government	-	23	-	-	23	0.6%
Other - Asset Backed	-	51	-	-	51	1.3%
Subtotal - Fixed Income	-	1,507	-	-	1,507	39.0%

Real Estate	-	-	83	-	83	2.2%

Alternative Investments	-	-	130	-	130	3.4%
Securities Lending	-	254	-	-	254	6.6%
Securities Lending Collateral (a)	-	-	-	(276)	(276)	(7.1)%

Cash and Cash Equivalents (b)	-	127	-	2	129	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	1	1	-%

Total	$1,865	$2,053	$213	$(273)	$3,858	100.0%

(a) Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b) Amounts in "Other" column primarily represent foreign currency holdings.

(c) Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of real estate and alternative investments classified as Level 3 in the fair value hierarchy for the pension assets:

		Alternative	Total
	Real Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2010	$90	$106	$196
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(7)	4	(3)
Relating to Assets Sold During the Period	-	1	1
Purchases and Sales	-	19	19
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$83	$130	$213

The following table presents the classification of OPEB plan assets within the fair value hierarchy at December 31, 2010:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$584	$-	$-	$-	$584	40.0%
International	220	-	-	-	220	15.1%
Common Collective Trust -
Global	-	115	-	-	115	7.9%
Subtotal - Equities	804	115	-	-	919	63.0%

Fixed Income:
Common Collective Trust - Debt	-	48	-	-	48	3.3%
United States Government and
Agency Securities	-	93	-	-	93	6.4%
Corporate Debt	-	110	-	-	110	7.5%
Foreign Debt	-	25	-	-	25	1.7%
State and Local Government	-	3	-	-	3	0.2%
Other - Asset Backed	-	1	-	-	1	0.1%
Subtotal - Fixed Income	-	280	-	-	280	19.2%

Trust Owned Life Insurance:
International Equities	-	49	-	-	49	3.3%
United States Bonds	-	163	-	-	163	11.1%

Cash and Cash Equivalents (a)	21	25	-	1	47	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	3	3	0.2%

Total	$825	$632	$-	$4	$1,461	100.0%

(a) Amounts in "Other" column primarily represent foreign currency holdings.

(b) Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

We base our determination of pension expense or income on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

	December 31,
Accumulated Benefit Obligation	2011	2010
	(in millions)
Qualified Pension Plan	$4,808	$4,659
Nonqualified Pension Plans	89	80
Total	$4,897	$4,739

For our underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans at December 31, 2011 and 2010 were as follows:

	Underfunded Pension Plans
	December 31,
	2011	2010
	(in millions)
Projected Benefit Obligation	$4,991	$4,807

Accumulated Benefit Obligation	$4,897	$4,739
Fair Value of Plan Assets	4,303	3,858
Underfunded Accumulated Benefit Obligation	$(594)	$(881)

Estimated Future Benefit Payments and Contributions

We expect contributions and payments for the pension plans of $208 million and the OPEB plans of $99 million during 2012. The estimated pension benefit payments for the unfunded plan and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, we may make additional discretionary contributions to maintain the funded status of the plan. The contribution to the OPEB plans is generally based on the amount of the OPEB plans' periodic benefit costs for accounting purposes as provided in agreements with state regulatory authorities, plus the additional discretionary contribution of our Medicare subsidy receipts.

The table below reflects the total benefits expected to be paid from the plan or from our assets. The payments include the participants' contributions to the plan for their share of the cost. In December 2011, we amended the prescription drug program for certain participants. The impact of the change is reflected in the Benefit Plan Obligation table as a plan amendment. As a result of this amendment to the plan, the Medicare subsidy receipts in the following table are reduced from prior published estimates. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for pension benefits and OPEB are as follows:

	Pension Plans	Other Postretirement Benefit Plans
	Pension	Benefit	Medicare Subsidy
	Payments	Payments	Receipts
	(in millions)
2012	$327	$145	$9
2013	334	148	-
2014	354	153	-
2015	356	160	-
2016	360	168	-
Years 2017 to 2021, in Total	1,864	955	2

Components of Net Periodic Benefit Cost

The following table provides the components of our net periodic benefit cost for the plans for the years ended December 31, 2011, 2010 and 2009:

				Other Postretirement
	Pension Plans			Benefit Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in millions)
Service Cost	$72	$111	$104	$42	$47	$42
Interest Cost	237	253	254	109	113	110
Expected Return on Plan Assets	(314)	(312)	(321)	(109)	(105)	(80)
Curtailment	-	-	-	1	-	-
Amortization of Transition Obligation	-	-	-	2	27	27
Amortization of Prior Service Cost (Credit)	1	-	-	(1)	-	-
Amortization of Net Actuarial Loss	122	89	59	29	29	42
Net Periodic Benefit Cost	118	141	96	73	111	141
Capitalized Portion	(37)	(44)	(30)	(22)	(35)	(44)
Net Periodic Benefit Cost Recognized as
Expense	$81	$97	$66	$51	$76	$97

Estimated amounts expected to be amortized to net periodic benefit costs and the impact on the balance sheet during 2012 are shown in the following table:

		Other
		Postretirement
	Pension Plans	Benefit Plans
Components	(in millions)
Net Actuarial Loss	$145	$59
Prior Service Credit	(1)	(18)
Transition Obligation	-	1
Total Estimated 2012 Amortization	$144	$42

Expected to be Recorded as
Regulatory Asset	$116	$25
Deferred Income Taxes	10	6
Net of Tax AOCI	18	11
Total	$144	$42

American Electric Power System Retirement Savings Plan

We sponsor the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not members of the United Mine Workers of America (UMWA). It is a qualified plan offering participants an opportunity to contribute a portion of their pay with features under Section 401(k) of the Internal Revenue Code. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions. The cost for matching contributions totaled $64 million in 2011, $61 million in 2010 and $74 million in 2009.

UMWA Benefits

We provide UMWA pension, health and welfare benefits for certain unionized mining employees, retirees and their survivors who meet eligibility requirements. UMWA trustees make final interpretive determinations with regard to all benefits. The pension benefits are administered by UMWA trustees and contributions are made to their trust funds. The health and welfare benefits are administered by us and benefits are paid from our general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer's contributions may be used to provide benefits to employees of other participating employers. Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability. UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Seriously Endangered Status for the plan years ending June 30, 2011 and 2010, without utilization of extended amortization provisions. The Plan is required under the PPA to adopt a funding improvement plan by May 25, 2012. Contributions in 2011, 2010 and 2009, which were made under a collective bargaining agreement that expires December 31, 2012, were immaterial and represent less than 5% of the total contributions in the plan's latest annual report for the years ended June 30, 2011, 2010 and 2009. Contributions did not include a surcharge, and there are no minimum contributions for future years.

Appalachian Power Co [Member]
Benefit Plans [Abstract]
Benefit Plans

7. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2011	2010	2011	2010
Discount Rate	4.55%	5.05%	4.75%	5.25%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2011	2010
APCo	4.65%	4.70%
I&M	4.90%	4.90%
OPCo	4.95%	5.05%
PSO	4.85%	4.95%
SWEPCo	4.70%	4.80%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds similar to those included in the Moody's Aa bond index is constructed with a duration matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2011, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2011	2010	2009	2011	2010	2009
Discount Rate	5.05%	5.60%	6.00%	5.25%	5.85%	6.10%
Expected Return on Plan Assets	7.75%	8.00%	8.00%	7.50%	8.00%	7.75%

	Pension Plans
Assumption - Rate of Compensation Increase	2011	2010	2009
APCo	4.65%	4.35%	5.65%
I&M	4.90%	4.55%	5.85%
OPCo	4.95%	4.70%	6.00%
PSO	4.85%	4.60%	5.90%
SWEPCo	4.70%	4.45%	5.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2011	2010
Initial	7.50%	8.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,806	$2,972	$5,188	$1,300	$1,500
1% Decrease	(3,015)	(2,367)	(4,110)	(1,036)	(1,195)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$50,216	$33,657	$65,251	$15,088	$17,499
1% Decrease	(40,748)	(27,448)	(53,015)	(12,314)	(14,281)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. At December 31, 2011, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2011 and 2010

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

APCo			Other Postretirement
	Pension Plans		Benefit Plans
	2011	2010	2011	2010
Change in Benefit Obligation	(in thousands)
Benefit Obligation at January 1	$652,219	$632,832	$383,152	$348,787
Service Cost	7,199	12,908	4,983	5,722
Interest Cost	32,293	33,956	19,468	20,300
Actuarial Loss	29,137	28,909	41,306	33,656
Plan Amendment Prior Service Credit	-	-	(31,145)	(4,257)
Benefit Payments	(39,398)	(56,386)	(30,040)	(27,677)
Participant Contributions	-	-	6,005	4,782
Medicare Subsidy	-	-	1,753	1,839
Benefit Obligation at December 31	$681,450	$652,219	$395,482	$383,152

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$512,836	$474,657	$243,771	$217,160
Actual Gain (Loss) on Plan Assets	36,970	57,745	(4,102)	29,112
Company Contributions	60,348	36,820	14,101	20,394
Participant Contributions	-	-	6,005	4,782
Benefit Payments	(39,398)	(56,386)	(30,040)	(27,677)
Fair Value of Plan Assets at December 31	$570,756	$512,836	$229,735	$243,771

Underfunded Status at December 31	$(110,694)	$(139,383)	$(165,747)	$(139,381)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
APCo	2011	2010	2011	2010
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(34)	$(34)	$(2,956)	$(2,854)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(110,660)	(139,349)	(162,791)	(136,527)
Underfunded Status	$(110,694)	$(139,383)	$(165,747)	$(139,381)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2011 and 2010

			Other Postretirement
APCo	Pension Plans		Benefit Plans
	December 31,
	2011	2010	2011	2010
Components	(in thousands)
Net Actuarial Loss	$308,223	$290,798	$174,615	$115,350
Prior Service Cost (Credit)	1,393	2,310	(33,060)	(2,086)
Transition Obligation	-	-	780	1,947

Recorded as
Regulatory Assets	$305,558	$289,214	$56,764	$45,891
Deferred Income Taxes	1,420	1,366	29,951	23,881
Net of Tax AOCI	2,638	2,528	55,620	45,439

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2011 and 2010 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$14,769	$24,732	$26,308	$(2,346)	$(6,379)
Amortization of Actuarial Loss	(11,842)	(10,065)	(18,150)	(5,188)	(5,242)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	796
Change for the Year Ended
December 31, 2010	$2,010	$13,923	$6,684	$(6,584)	$(10,825)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Cost (Credit)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$23,876	$13,372	$31,207	$7,283	$7,570
Amortization of Actuarial Loss	(5,410)	(3,526)	(6,877)	(1,573)	(1,711)
Prior Service Credit	(4,257)	(4,273)	(6,039)	(2,408)	(2,399)
Amortization of Transition Obligation	(5,244)	(2,814)	(6,642)	(2,805)	(2,461)
Change for the Year Ended
December 31, 2010	$8,965	$2,759	$11,649	$497	$999

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$192,957	$-	$-	$-	$192,957	33.8%
International	52,904	-	-	-	52,904	9.3%
Real Estate Investment Trusts	13,794	-	-	-	13,794	2.4%
Common Collective Trust -
International	-	17,038	-	-	17,038	3.0%
Subtotal - Equities	259,655	17,038	-	-	276,693	48.5%

Fixed Income:
Common Collective Trust - Debt	-	3,483	-	-	3,483	0.6%
United States Government and
Agency Securities	-	75,042	-	-	75,042	13.2%
Corporate Debt	-	130,606	846	-	131,452	23.0%
Foreign Debt	-	25,289	-	-	25,289	4.4%
State and Local Government	-	6,374	-	-	6,374	1.1%
Other - Asset Backed	-	3,449	-	-	3,449	0.6%
Subtotal - Fixed Income	-	244,243	846	-	245,089	42.9%

Real Estate	-	-	21,666	-	21,666	3.8%

Alternative Investments	-	-	21,269	-	21,269	3.7%
Securities Lending	-	28,488	-	-	28,488	5.0%
Securities Lending Collateral (a)	-	-	-	(31,276)	(31,276)	(5.5)%

Cash and Cash Equivalents	-	12,306	-	-	12,306	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(3,479)	(3,479)	(0.6)%

Total	$259,655	$302,075	$43,781	$(34,755)	$570,756	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate	Real	Alternative	Total
APCo	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2011	$-	$11,060	$17,281	$28,341
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	2,952	1,142	4,094
Relating to Assets Sold During the Period	-	-	392	392
Purchases and Sales	-	7,654	2,454	10,108
Transfers into Level 3	846	-	-	846
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$846	$21,666	$21,269	$43,781

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$56,670	$-	$-	$-	$56,670	24.7%
International	61,982	-	-	-	61,982	27.0%
Common Collective Trust -
Global	-	16,159	-	-	16,159	7.0%
Subtotal - Equities	118,652	16,159	-	-	134,811	58.7%

Fixed Income:
Common Collective Trust - Debt	-	11,279	-	-	11,279	4.9%
United States Government and
Agency Securities	-	13,165	-	-	13,165	5.7%
Corporate Debt	-	24,792	-	-	24,792	10.8%
Foreign Debt	-	5,256	-	-	5,256	2.3%
State and Local Government	-	1,371	-	-	1,371	0.6%
Other - Asset Backed	-	312	-	-	312	0.1%
Subtotal - Fixed Income	-	56,175	-	-	56,175	24.4%

Trust Owned Life Insurance:
International Equities	-	7,533	-	-	7,533	3.3%
United States Bonds	-	25,719	-	-	25,719	11.2%

Cash and Cash Equivalents	2,739	3,816	-	-	6,555	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(1,058)	(1,058)	(0.5)%

Total	$121,391	$109,402	$-	$(1,058)	$229,735	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$179,421	$366	$-	$-	$179,787	35.1%
International	53,559	-	-	-	53,559	10.4%
Real Estate Investment Trusts	14,932	-	-	-	14,932	2.9%
Common Collective Trust -
International	-	21,619	-	-	21,619	4.2%
Subtotal - Equities	247,912	21,985	-	-	269,897	52.6%

Fixed Income:
United States Government and
Agency Securities	-	84,280	-	-	84,280	16.4%
Corporate Debt	-	89,296	-	-	89,296	17.4%
Foreign Debt	-	16,900	-	-	16,900	3.3%
State and Local Government	-	3,021	-	-	3,021	0.6%
Other - Asset Backed	-	6,798	-	-	6,798	1.3%
Subtotal - Fixed Income	-	200,295	-	-	200,295	39.0%

Real Estate	-	-	11,060	-	11,060	2.2%

Alternative Investments	-	-	17,281	-	17,281	3.4%
Securities Lending	-	33,804	-	-	33,804	6.6%
Securities Lending Collateral (a)	-	-	-	(36,664)	(36,664)	(7.1)%

Cash and Cash Equivalents (b)	-	16,870	-	212	17,082	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	81	81	-%

Total	$247,912	$272,954	$28,341	$(36,371)	$512,836	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent foreign currency holdings.

(c)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of real estate and alternative investments classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

		Alternative	Total
APCo	Real Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2010	$12,623	$14,739	$27,362
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(1,563)	412	(1,151)
Relating to Assets Sold During the Period	-	134	134
Purchases and Sales	-	1,996	1,996
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$11,060	$17,281	$28,341

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$97,469	$-	$-	$-	$97,469	40.0%
International	36,792	-	-	-	36,792	15.1%
Common Collective Trust -
Global	-	19,153	-	-	19,153	7.9%
Subtotal - Equities	134,261	19,153	-	-	153,414	63.0%

Fixed Income:
Common Collective Trust - Debt	-	7,966	-	-	7,966	3.3%
United States Government and
Agency Securities	-	15,636	-	-	15,636	6.4%
Corporate Debt	-	18,365	-	-	18,365	7.5%
Foreign Debt	-	4,140	-	-	4,140	1.7%
State and Local Government	-	583	-	-	583	0.2%
Other - Asset Backed	-	158	-	-	158	0.1%
Subtotal - Fixed Income	-	46,848	-	-	46,848	19.2%

Trust Owned Life Insurance:
International Equities	-	8,189	-	-	8,189	3.3%
United States Bonds	-	27,130	-	-	27,130	11.1%

Cash and Cash Equivalents (a)	3,422	4,179	-	143	7,744	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	446	446	0.2%

Total	$137,683	$105,499	$-	$589	$243,771	100.0%

(a)       Amounts in "Other" column primarily represent foreign currency holdings.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$646,513	$551,702	$973,802	$261,535	$260,838
Nonqualified Pension Plans	221	994	799	1,326	1,133
Total as of December 31, 2010	$646,734	$552,696	$974,601	$262,861	$261,971

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans at December 31, 2011 and 2010 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$652,219	$560,982	$984,089	$268,180	$267,206

Accumulated Benefit Obligation	$646,734	$552,696	$974,601	$262,861	$261,971
Fair Value of Plan Assets	512,836	451,688	799,281	213,576	224,618
Underfunded Accumulated Benefit
Obligation as of December 31, 2010	$(133,898)	$(101,008)	$(175,320)	$(49,285)	$(37,353)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments for the unfunded plan and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may be made to the trust to maintain the funded status of the plan. The contributions to the OPEB plans are generally based on the amount of the OPEB plans' periodic benefit costs for accounting purposes as provided in agreements with state regulatory authorities, plus the additional discretionary contribution of the Medicare subsidy receipts. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2012:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$33,442	$16,775
I&M	23,938	13,465
OPCo	39,095	19,705
PSO	11,612	5,982
SWEPCo	9,089	7,089

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In December 2011, the prescription drug plan was amended for certain participants. The impact of the change is reflected in the Benefit Plan Obligation table as a plan amendment. As a result of this amendment to the plan, the Medicare subsidy receipts in the following table are reduced from prior published estimates. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$44,506	$34,963	$69,978	$19,989	$19,329
2013	45,202	35,686	72,422	20,472	20,281
2014	47,192	37,289	76,712	22,199	22,080
2015	46,327	37,831	75,063	22,020	22,288
2016	48,178	39,781	75,042	21,847	22,331
Years 2017 to 2021, in Total	248,647	213,381	371,555	113,723	115,691

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$27,515	$17,849	$36,517	$7,833	$8,302
2013	27,741	18,289	36,412	8,120	8,628
2014	28,782	19,085	37,271	8,438	9,179
2015	29,668	20,117	38,306	8,934	9,598
2016	30,657	21,358	39,774	9,467	10,214
Years 2017 to 2021, in Total	168,810	123,258	218,695	54,491	61,146

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$1,777	$1,096	$2,276	$618	$586
2013	272	28	43	-	-
2014	287	27	48	-	-
2015	298	26	59	-	-
2016	307	26	67	-	-
Years 2017 to 2021, in Total	1,578	110	536	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

				Other Postretirement
APCo	Pension Plans			Benefit Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in thousands)
Service Cost	$7,199	$12,908	$12,689	$4,983	$5,722	$5,142
Interest Cost	32,293	33,956	34,050	19,468	20,300	19,710
Expected Return on Plan Assets	(41,833)	(43,805)	(44,885)	(17,985)	(17,628)	(13,531)
Amortization of Transition Obligation	-	-	-	1,167	5,244	5,244
Amortization of Prior Service Cost (Credit)	917	917	917	(171)	-	-
Amortization of Net Actuarial Loss	16,570	11,842	7,688	5,839	5,410	7,666
Net Periodic Benefit Cost	15,146	15,818	10,459	13,301	19,048	24,231
Capitalized Portion	(5,604)	(6,058)	(3,661)	(4,921)	(7,295)	(8,481)
Net Periodic Benefit Cost Recognized as
Expense	$9,542	$9,760	$6,798	$8,380	$11,753	$15,750

Estimated amounts expected to be amortized to net periodic benefit costs and the impact on each Registrant Subsidiary's balance sheet during 2012 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$19,816	$16,915	$29,690	$8,074	$8,077
Prior Service Cost (Credit)	475	407	743	(948)	(793)
Total Estimated 2012 Amortization	$20,291	$17,322	$30,433	$7,126	$7,284

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$20,190	$16,303	$16,299	$7,126	$7,284
Deferred Income Taxes	35	357	4,947	-	-
Net of Tax AOCI	66	662	9,187	-	-
Total	$20,291	$17,322	$30,433	$7,126	$7,284

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$10,671	$7,325	$13,951	$3,296	$3,822
Prior Service Credit	(2,862)	(2,383)	(3,873)	(1,079)	(933)
Transition Obligation	780	132	104	-	-
Total Estimated 2012 Amortization	$8,589	$5,074	$10,182	$2,217	$2,889

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$3,049	$4,400	$4,565	$2,217	$1,804
Deferred Income Taxes	1,939	236	1,966	-	380
Net of Tax AOCI	3,601	438	3,651	-	705
Total	$8,589	$5,074	$10,182	$2,217	$2,889

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$7,432	$7,284	$8,673
I&M	9,541	8,969	10,315
OPCo	10,166	9,706	11,640
PSO	3,626	3,505	4,083
SWEPCo	4,438	3,866	5,269

UMWA Benefits

APCo, I&M and OPCo provide UMWA pension, health and welfare benefits for certain unionized mining employees, retirees and their survivors who meet eligibility requirements. UMWA trustees make final interpretive determinations with regard to all benefits. The pension benefits are administered by UMWA trustees and contributions are made to their trust funds. APCo, I&M and OPCo administer the health and welfare benefits and pay them from their general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer's contributions may be used to provide benefits to employees of other participating employers. Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability. UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Seriously Endangered Status for the plan years ending June 30, 2011 and 2010, without utilization of extended amortization provisions. The Plan is required under the PPA to adopt a funding improvement plan by May 25, 2012. Contributions in 2011, 2010 and 2009, which were made under a collective bargaining agreement that expires December 31, 2012, were immaterial and represent less than 5% of the total contributions in the plan's latest annual report for the years ended June 30, 2011, 2010 and 2009. Contributions did not include a surcharge, and there are no minimum contributions for future years.

Indiana Michigan Power Co [Member]
Benefit Plans [Abstract]
Benefit Plans

7. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2011	2010	2011	2010
Discount Rate	4.55%	5.05%	4.75%	5.25%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2011	2010
APCo	4.65%	4.70%
I&M	4.90%	4.90%
OPCo	4.95%	5.05%
PSO	4.85%	4.95%
SWEPCo	4.70%	4.80%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds similar to those included in the Moody's Aa bond index is constructed with a duration matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2011, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2011	2010	2009	2011	2010	2009
Discount Rate	5.05%	5.60%	6.00%	5.25%	5.85%	6.10%
Expected Return on Plan Assets	7.75%	8.00%	8.00%	7.50%	8.00%	7.75%

	Pension Plans
Assumption - Rate of Compensation Increase	2011	2010	2009
APCo	4.65%	4.35%	5.65%
I&M	4.90%	4.55%	5.85%
OPCo	4.95%	4.70%	6.00%
PSO	4.85%	4.60%	5.90%
SWEPCo	4.70%	4.45%	5.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2011	2010
Initial	7.50%	8.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,806	$2,972	$5,188	$1,300	$1,500
1% Decrease	(3,015)	(2,367)	(4,110)	(1,036)	(1,195)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$50,216	$33,657	$65,251	$15,088	$17,499
1% Decrease	(40,748)	(27,448)	(53,015)	(12,314)	(14,281)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. At December 31, 2011, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2011 and 2010

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

I&M			Other Postretirement
	Pension Plans		Benefit Plans
	2011	2010	2011	2010
Change in Benefit Obligation	(in thousands)
Benefit Obligation at January 1	$560,982	$526,363	$266,742	$241,847
Service Cost	9,447	15,284	6,119	6,750
Interest Cost	27,726	29,085	13,610	14,164
Actuarial Loss	17,289	40,694	28,876	20,980
Plan Amendment Prior Service Credit	-	-	(24,846)	(4,273)
Benefit Payments	(33,767)	(50,444)	(18,387)	(17,439)
Participant Contributions	-	-	4,112	3,526
Medicare Subsidy	-	-	1,127	1,187
Benefit Obligation at December 31	$581,677	$560,982	$277,353	$266,742

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$451,688	$379,562	$188,690	$166,682
Actual Gain (Loss) on Plan Assets	32,773	50,811	(3,946)	20,983
Company Contributions	53,232	71,759	10,768	14,938
Participant Contributions	-	-	4,112	3,526
Benefit Payments	(33,767)	(50,444)	(18,387)	(17,439)
Fair Value of Plan Assets at December 31	$503,926	$451,688	$181,237	$188,690

Underfunded Status at December 31	$(77,751)	$(109,294)	$(96,116)	$(78,052)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
I&M	2011	2010	2011	2010
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(14)	$(57)	$(308)	$(313)
Deferred Credits and Other Noncurrent Liabilities
Accrued Long-term Benefit Liability	(77,737)	(109,237)	(95,808)	(77,739)
Underfunded Status	$(77,751)	$(109,294)	$(96,116)	$(78,052)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2011 and 2010

			Other Postretirement
I&M	Pension Plans		Benefit Plans
	December 31,
	2011	2010	2011	2010
Components	(in thousands)
Net Actuarial Loss	$216,107	$208,879	$121,238	$78,483
Prior Service Cost (Credit)	1,307	2,051	(27,491)	(2,882)
Transition Obligation	-	-	132	320

Recorded as
Regulatory Assets	$207,237	$199,982	$84,155	$68,098
Deferred Income Taxes	3,561	3,830	3,403	2,737
Net of Tax AOCI	6,616	7,118	6,321	5,086

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2011 and 2010 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$14,769	$24,732	$26,308	$(2,346)	$(6,379)
Amortization of Actuarial Loss	(11,842)	(10,065)	(18,150)	(5,188)	(5,242)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	796
Change for the Year Ended
December 31, 2010	$2,010	$13,923	$6,684	$(6,584)	$(10,825)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Cost (Credit)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$23,876	$13,372	$31,207	$7,283	$7,570
Amortization of Actuarial Loss	(5,410)	(3,526)	(6,877)	(1,573)	(1,711)
Prior Service Credit	(4,257)	(4,273)	(6,039)	(2,408)	(2,399)
Amortization of Transition Obligation	(5,244)	(2,814)	(6,642)	(2,805)	(2,461)
Change for the Year Ended
December 31, 2010	$8,965	$2,759	$11,649	$497	$999

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$170,364	$-	$-	$-	$170,364	33.8%
International	46,709	-	-	-	46,709	9.3%
Real Estate Investment Trusts	12,179	-	-	-	12,179	2.4%
Common Collective Trust -
International	-	15,043	-	-	15,043	3.0%
Subtotal - Equities	229,252	15,043	-	-	244,295	48.5%

Fixed Income:
Common Collective Trust - Debt	-	3,075	-	-	3,075	0.6%
United States Government and
Agency Securities	-	66,255	-	-	66,255	13.2%
Corporate Debt	-	115,313	747	-	116,060	23.0%
Foreign Debt	-	22,328	-	-	22,328	4.4%
State and Local Government	-	5,628	-	-	5,628	1.1%
Other - Asset Backed	-	3,045	-	-	3,045	0.6%
Subtotal - Fixed Income	-	215,644	747	-	216,391	42.9%

Real Estate	-	-	19,129	-	19,129	3.8%

Alternative Investments	-	-	18,779	-	18,779	3.7%
Securities Lending	-	25,153	-	-	25,153	5.0%
Securities Lending Collateral (a)	-	-	-	(27,614)	(27,614)	(5.5)%

Cash and Cash Equivalents	-	10,865	-	-	10,865	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(3,072)	(3,072)	(0.6)%

Total	$229,252	$266,705	$38,655	$(30,686)	$503,926	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate	Real	Alternative	Total
I&M	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2011	$-	$9,742	$15,220	$24,962
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	2,612	1,019	3,631
Relating to Assets Sold During the Period	-	-	350	350
Purchases and Sales	-	6,775	2,190	8,965
Transfers into Level 3	747	-	-	747
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$747	$19,129	$18,779	$38,655

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$44,707	$-	$-	$-	$44,707	24.7%
International	48,897	-	-	-	48,897	27.0%
Common Collective Trust -
Global	-	12,748	-	-	12,748	7.0%
Subtotal - Equities	93,604	12,748	-	-	106,352	58.7%

Fixed Income:
Common Collective Trust - Debt	-	8,898	-	-	8,898	4.9%
United States Government and
Agency Securities	-	10,386	-	-	10,386	5.7%
Corporate Debt	-	19,558	-	-	19,558	10.8%
Foreign Debt	-	4,146	-	-	4,146	2.3%
State and Local Government	-	1,082	-	-	1,082	0.6%
Other - Asset Backed	-	246	-	-	246	0.1%
Subtotal - Fixed Income	-	44,316	-	-	44,316	24.4%

Trust Owned Life Insurance:
International Equities	-	5,943	-	-	5,943	3.3%
United States Bonds	-	20,290	-	-	20,290	11.2%

Cash and Cash Equivalents	2,161	3,010	-	-	5,171	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(835)	(835)	(0.5)%

Total	$95,765	$86,307	$-	$(835)	$181,237	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$158,027	$323	$-	$-	$158,350	35.1%
International	47,173	-	-	-	47,173	10.4%
Real Estate Investment Trusts	13,152	-	-	-	13,152	2.9%
Common Collective Trust -
International	-	19,041	-	-	19,041	4.2%
Subtotal - Equities	218,352	19,364	-	-	237,716	52.6%

Fixed Income:
United States Government and
Agency Securities	-	74,231	-	-	74,231	16.4%
Corporate Debt	-	78,649	-	-	78,649	17.4%
Foreign Debt	-	14,885	-	-	14,885	3.3%
State and Local Government	-	2,661	-	-	2,661	0.6%
Other - Asset Backed	-	5,987	-	-	5,987	1.3%
Subtotal - Fixed Income	-	176,413	-	-	176,413	39.0%

Real Estate	-	-	9,742	-	9,742	2.2%

Alternative Investments	-	-	15,220	-	15,220	3.4%
Securities Lending	-	29,773	-	-	29,773	6.6%
Securities Lending Collateral (a)	-	-	-	(32,292)	(32,292)	(7.1)%

Cash and Cash Equivalents (b)	-	14,859	-	186	15,045	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	71	71	-%

Total	$218,352	$240,409	$24,962	$(32,035)	$451,688	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent foreign currency holdings.

(c)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of real estate and alternative investments classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

		Alternative	Total
I&M	Real Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2010	$10,094	$11,786	$21,880
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(352)	556	204
Relating to Assets Sold During the Period	-	181	181
Purchases and Sales	-	2,697	2,697
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$9,742	$15,220	$24,962

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$75,446	$-	$-	$-	$75,446	40.0%
International	28,479	-	-	-	28,479	15.1%
Common Collective Trust -
Global	-	14,825	-	-	14,825	7.9%
Subtotal - Equities	103,925	14,825	-	-	118,750	63.0%

Fixed Income:
Common Collective Trust - Debt	-	6,166	-	-	6,166	3.3%
United States Government and
Agency Securities	-	12,103	-	-	12,103	6.4%
Corporate Debt	-	14,215	-	-	14,215	7.5%
Foreign Debt	-	3,204	-	-	3,204	1.7%
State and Local Government	-	452	-	-	452	0.2%
Other - Asset Backed	-	122	-	-	122	0.1%
Subtotal - Fixed Income	-	36,262	-	-	36,262	19.2%

Trust Owned Life Insurance:
International Equities	-	6,338	-	-	6,338	3.3%
United States Bonds	-	21,000	-	-	21,000	11.1%

Cash and Cash Equivalents (a)	2,649	3,234	-	111	5,994	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	346	346	0.2%

Total	$106,574	$81,659	$-	$457	$188,690	100.0%

(a)       Amounts in "Other" column primarily represent foreign currency holdings.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$646,513	$551,702	$973,802	$261,535	$260,838
Nonqualified Pension Plans	221	994	799	1,326	1,133
Total as of December 31, 2010	$646,734	$552,696	$974,601	$262,861	$261,971

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans at December 31, 2011 and 2010 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$652,219	$560,982	$984,089	$268,180	$267,206

Accumulated Benefit Obligation	$646,734	$552,696	$974,601	$262,861	$261,971
Fair Value of Plan Assets	512,836	451,688	799,281	213,576	224,618
Underfunded Accumulated Benefit
Obligation as of December 31, 2010	$(133,898)	$(101,008)	$(175,320)	$(49,285)	$(37,353)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments for the unfunded plan and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may be made to the trust to maintain the funded status of the plan. The contributions to the OPEB plans are generally based on the amount of the OPEB plans' periodic benefit costs for accounting purposes as provided in agreements with state regulatory authorities, plus the additional discretionary contribution of the Medicare subsidy receipts. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2012:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$33,442	$16,775
I&M	23,938	13,465
OPCo	39,095	19,705
PSO	11,612	5,982
SWEPCo	9,089	7,089

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In December 2011, the prescription drug plan was amended for certain participants. The impact of the change is reflected in the Benefit Plan Obligation table as a plan amendment. As a result of this amendment to the plan, the Medicare subsidy receipts in the following table are reduced from prior published estimates. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$44,506	$34,963	$69,978	$19,989	$19,329
2013	45,202	35,686	72,422	20,472	20,281
2014	47,192	37,289	76,712	22,199	22,080
2015	46,327	37,831	75,063	22,020	22,288
2016	48,178	39,781	75,042	21,847	22,331
Years 2017 to 2021, in Total	248,647	213,381	371,555	113,723	115,691

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$27,515	$17,849	$36,517	$7,833	$8,302
2013	27,741	18,289	36,412	8,120	8,628
2014	28,782	19,085	37,271	8,438	9,179
2015	29,668	20,117	38,306	8,934	9,598
2016	30,657	21,358	39,774	9,467	10,214
Years 2017 to 2021, in Total	168,810	123,258	218,695	54,491	61,146

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$1,777	$1,096	$2,276	$618	$586
2013	272	28	43	-	-
2014	287	27	48	-	-
2015	298	26	59	-	-
2016	307	26	67	-	-
Years 2017 to 2021, in Total	1,578	110	536	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

				Other Postretirement
I&M	Pension Plans			Benefit Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in thousands)
Service Cost	$9,447	$15,284	$14,002	$6,119	$6,750	$5,990
Interest Cost	27,726	29,085	28,520	13,610	14,164	13,675
Expected Return on Plan Assets	(36,856)	(35,040)	(35,733)	(13,886)	(13,397)	(10,259)
Amortization of Transition Obligation	-	-	-	188	2,814	2,814
Amortization of Prior Service Cost (Credit)	744	744	744	(237)	-	-
Amortization of Net Actuarial Loss	14,144	10,065	6,406	3,566	3,526	5,213
Net Periodic Benefit Cost	15,205	20,138	13,939	9,360	13,857	17,433
Capitalized Portion	(3,163)	(4,028)	(2,732)	(1,947)	(2,771)	(3,417)
Net Periodic Benefit Cost Recognized as
Expense	$12,042	$16,110	$11,207	$7,413	$11,086	$14,016

Estimated amounts expected to be amortized to net periodic benefit costs and the impact on each Registrant Subsidiary's balance sheet during 2012 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$19,816	$16,915	$29,690	$8,074	$8,077
Prior Service Cost (Credit)	475	407	743	(948)	(793)
Total Estimated 2012 Amortization	$20,291	$17,322	$30,433	$7,126	$7,284

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$20,190	$16,303	$16,299	$7,126	$7,284
Deferred Income Taxes	35	357	4,947	-	-
Net of Tax AOCI	66	662	9,187	-	-
Total	$20,291	$17,322	$30,433	$7,126	$7,284

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$10,671	$7,325	$13,951	$3,296	$3,822
Prior Service Credit	(2,862)	(2,383)	(3,873)	(1,079)	(933)
Transition Obligation	780	132	104	-	-
Total Estimated 2012 Amortization	$8,589	$5,074	$10,182	$2,217	$2,889

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$3,049	$4,400	$4,565	$2,217	$1,804
Deferred Income Taxes	1,939	236	1,966	-	380
Net of Tax AOCI	3,601	438	3,651	-	705
Total	$8,589	$5,074	$10,182	$2,217	$2,889

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$7,432	$7,284	$8,673
I&M	9,541	8,969	10,315
OPCo	10,166	9,706	11,640
PSO	3,626	3,505	4,083
SWEPCo	4,438	3,866	5,269

UMWA Benefits

APCo, I&M and OPCo provide UMWA pension, health and welfare benefits for certain unionized mining employees, retirees and their survivors who meet eligibility requirements. UMWA trustees make final interpretive determinations with regard to all benefits. The pension benefits are administered by UMWA trustees and contributions are made to their trust funds. APCo, I&M and OPCo administer the health and welfare benefits and pay them from their general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer's contributions may be used to provide benefits to employees of other participating employers. Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability. UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Seriously Endangered Status for the plan years ending June 30, 2011 and 2010, without utilization of extended amortization provisions. The Plan is required under the PPA to adopt a funding improvement plan by May 25, 2012. Contributions in 2011, 2010 and 2009, which were made under a collective bargaining agreement that expires December 31, 2012, were immaterial and represent less than 5% of the total contributions in the plan's latest annual report for the years ended June 30, 2011, 2010 and 2009. Contributions did not include a surcharge, and there are no minimum contributions for future years.

Ohio Power Co [Member]
Benefit Plans [Abstract]
Benefit Plans

7. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2011	2010	2011	2010
Discount Rate	4.55%	5.05%	4.75%	5.25%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2011	2010
APCo	4.65%	4.70%
I&M	4.90%	4.90%
OPCo	4.95%	5.05%
PSO	4.85%	4.95%
SWEPCo	4.70%	4.80%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds similar to those included in the Moody's Aa bond index is constructed with a duration matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2011, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2011	2010	2009	2011	2010	2009
Discount Rate	5.05%	5.60%	6.00%	5.25%	5.85%	6.10%
Expected Return on Plan Assets	7.75%	8.00%	8.00%	7.50%	8.00%	7.75%

	Pension Plans
Assumption - Rate of Compensation Increase	2011	2010	2009
APCo	4.65%	4.35%	5.65%
I&M	4.90%	4.55%	5.85%
OPCo	4.95%	4.70%	6.00%
PSO	4.85%	4.60%	5.90%
SWEPCo	4.70%	4.45%	5.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2011	2010
Initial	7.50%	8.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,806	$2,972	$5,188	$1,300	$1,500
1% Decrease	(3,015)	(2,367)	(4,110)	(1,036)	(1,195)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$50,216	$33,657	$65,251	$15,088	$17,499
1% Decrease	(40,748)	(27,448)	(53,015)	(12,314)	(14,281)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. At December 31, 2011, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2011 and 2010

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

OPCo			Other Postretirement
	Pension Plans		Benefit Plans
	2011	2010	2011	2010
Change in Benefit Obligation	(in thousands)
Benefit Obligation at January 1	$984,089	$981,481	$506,255	$457,872
Service Cost	10,230	17,254	7,827	8,187
Interest Cost	48,350	51,900	25,497	26,498
Actuarial Loss	42,693	31,409	49,132	45,633
Plan Amendment Prior Service Credit	-	-	(42,357)	(6,039)
Curtailment	-	-	605	-
Benefit Payments	(64,472)	(97,955)	(38,347)	(35,673)
Participant Contributions	-	-	8,828	7,253
Medicare Subsidy	-	-	2,452	2,524
Benefit Obligation at December 31	$1,020,890	$984,089	$519,892	$506,255

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$799,281	$756,768	$333,198	$299,551
Actual Gain (Loss) on Plan Assets	63,181	81,765	(6,589)	38,466
Company Contributions	127,949	58,703	14,746	23,601
Participant Contributions	-	-	8,828	7,253
Benefit Payments	(64,472)	(97,955)	(38,347)	(35,673)
Fair Value of Plan Assets at December 31	$925,939	$799,281	$311,836	$333,198

Underfunded Status at December 31	$(94,951)	$(184,808)	$(208,056)	$(173,057)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
OPCo	2011	2010	2011	2010
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(62)	$(59)	$(991)	$(667)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(94,889)	(184,749)	(207,065)	(172,390)
Underfunded Status	$(94,951)	$(184,808)	$(208,056)	$(173,057)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2011 and 2010

			Other Postretirement
OPCo	Pension Plans		Benefit Plans
	December 31,
	2011	2010	2011	2010
Components	(in thousands)
Net Actuarial Loss	$517,180	$497,032	$231,189	$158,876
Prior Service Cost (Credit)	2,025	3,499	(44,742)	(2,597)
Transition Obligation	-	-	104	254

Recorded as
Regulatory Assets	$305,240	$292,702	$84,472	$71,129
Deferred Income Taxes	74,888	72,741	35,728	29,888
Net of Tax AOCI	139,077	135,088	66,351	55,516

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2011 and 2010 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$14,769	$24,732	$26,308	$(2,346)	$(6,379)
Amortization of Actuarial Loss	(11,842)	(10,065)	(18,150)	(5,188)	(5,242)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	796
Change for the Year Ended
December 31, 2010	$2,010	$13,923	$6,684	$(6,584)	$(10,825)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Cost (Credit)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$23,876	$13,372	$31,207	$7,283	$7,570
Amortization of Actuarial Loss	(5,410)	(3,526)	(6,877)	(1,573)	(1,711)
Prior Service Credit	(4,257)	(4,273)	(6,039)	(2,408)	(2,399)
Amortization of Transition Obligation	(5,244)	(2,814)	(6,642)	(2,805)	(2,461)
Change for the Year Ended
December 31, 2010	$8,965	$2,759	$11,649	$497	$999

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$313,034	$-	$-	$-	$313,034	33.8%
International	85,825	-	-	-	85,825	9.3%
Real Estate Investment Trusts	22,379	-	-	-	22,379	2.4%
Common Collective Trust -
International	-	27,641	-	-	27,641	3.0%
Subtotal - Equities	421,238	27,641	-	-	448,879	48.5%

Fixed Income:
Common Collective Trust - Debt	-	5,650	-	-	5,650	0.6%
United States Government and
Agency Securities	-	121,741	-	-	121,741	13.2%
Corporate Debt	-	211,883	1,372	-	213,255	23.0%
Foreign Debt	-	41,027	-	-	41,027	4.4%
State and Local Government	-	10,341	-	-	10,341	1.1%
Other - Asset Backed	-	5,595	-	-	5,595	0.6%
Subtotal - Fixed Income	-	396,237	1,372	-	397,609	42.9%

Real Estate	-	-	35,148	-	35,148	3.8%

Alternative Investments	-	-	34,505	-	34,505	3.7%
Securities Lending	-	46,217	-	-	46,217	5.0%
Securities Lending Collateral (a)	-	-	-	(50,739)	(50,739)	(5.5)%

Cash and Cash Equivalents	-	19,964	-	-	19,964	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(5,644)	(5,644)	(0.6)%

Total	$421,238	$490,059	$71,025	$(56,383)	$925,939	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate		Alternative	Total
OPCo	Debt	Real Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2011	$-	$17,239	$26,933	$44,172
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	4,985	2,167	7,152
Relating to Assets Sold During the Period	-	-	744	744
Purchases and Sales	-	12,924	4,661	17,585
Transfers into Level 3	1,372	-	-	1,372
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$1,372	$35,148	$34,505	$71,025

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$76,921	$-	$-	$-	$76,921	24.7%
International	84,133	-	-	-	84,133	27.0%
Common Collective Trust -
Global	-	21,934	-	-	21,934	7.0%
Subtotal Equities	161,054	21,934	-	-	182,988	58.7%

Fixed Income:
Common Collective Trust - Debt	-	15,310	-	-	15,310	4.9%
United States Government and
Agency Securities	-	17,870	-	-	17,870	5.7%
Corporate Debt	-	33,652	-	-	33,652	10.8%
Foreign Debt	-	7,134	-	-	7,134	2.3%
State and Local Government	-	1,861	-	-	1,861	0.6%
Other - Asset Backed	-	424	-	-	424	0.1%
Subtotal Fixed Income	-	76,251	-	-	76,251	24.4%

Trust Owned Life Insurance:
International Equities	-	10,225	-	-	10,225	3.3%
United States Bonds	-	34,910	-	-	34,910	11.2%

Cash and Cash Equivalents	3,718	5,180	-	-	8,898	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(1,436)	(1,436)	(0.5)%

Total	$164,772	$148,500	$-	$(1,436)	$311,836	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$279,635	$571	$-	$-	$280,206	35.1%
International	83,473	-	-	-	83,473	10.4%
Real Estate Investment Trusts	23,273	-	-	-	23,273	2.9%
Common Collective Trust -
International	-	33,695	-	-	33,695	4.2%
Subtotal - Equities	386,381	34,266	-	-	420,647	52.6%

Fixed Income:
United States Government and
Agency Securities	-	131,355	-	-	131,355	16.4%
Corporate Debt	-	139,172	-	-	139,172	17.4%
Foreign Debt	-	26,340	-	-	26,340	3.3%
State and Local Government	-	4,708	-	-	4,708	0.6%
Other - Asset Backed	-	10,594	-	-	10,594	1.3%
Subtotal - Fixed Income	-	312,169	-	-	312,169	39.0%

Real Estate	-	-	17,239	-	17,239	2.2%

Alternative Investments	-	-	26,933	-	26,933	3.4%
Securities Lending	-	52,686	-	-	52,686	6.6%
Securities Lending Collateral (a)	-	-	-	(57,142)	(57,142)	(7.1)%

Cash and Cash Equivalents (b)	-	26,293	-	330	26,623	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	126	126	-%

Total	$386,381	$425,414	$44,172	$(56,686)	$799,281	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent foreign currency holdings.

(c)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of real estate and alternative investments classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

		Alternative	Total
OPCo	Real Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2010	$20,125	$23,498	$43,623
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(2,886)	557	(2,329)
Relating to Assets Sold During the Period	-	181	181
Purchases and Sales	-	2,697	2,697
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$17,239	$26,933	$44,172

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$133,225	$-	$-	$-	$133,225	40.0%
International	50,290	-	-	-	50,290	15.1%
Common Collective Trust -
Global	-	26,179	-	-	26,179	7.9%
Subtotal - Equities	183,515	26,179	-	-	209,694	63.0%

Fixed Income:
Common Collective Trust - Debt	-	10,889	-	-	10,889	3.3%
United States Government and
Agency Securities	-	21,372	-	-	21,372	6.4%
Corporate Debt	-	25,102	-	-	25,102	7.5%
Foreign Debt	-	5,658	-	-	5,658	1.7%
State and Local Government	-	797	-	-	797	0.2%
Other - Asset Backed	-	216	-	-	216	0.1%
Subtotal - Fixed Income	-	64,034	-	-	64,034	19.2%

Trust Owned Life Insurance:
International Equities	-	11,192	-	-	11,192	3.3%
United States Bonds	-	37,082	-	-	37,082	11.1%

Cash and Cash Equivalents (a)	4,678	5,712	-	195	10,585	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	611	611	0.2%

Total	$188,193	$144,199	$-	$806	$333,198	100.0%

(a)       Amounts in "Other" column primarily represent foreign currency holdings.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$646,513	$551,702	$973,802	$261,535	$260,838
Nonqualified Pension Plans	221	994	799	1,326	1,133
Total as of December 31, 2010	$646,734	$552,696	$974,601	$262,861	$261,971

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans at December 31, 2011 and 2010 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$652,219	$560,982	$984,089	$268,180	$267,206

Accumulated Benefit Obligation	$646,734	$552,696	$974,601	$262,861	$261,971
Fair Value of Plan Assets	512,836	451,688	799,281	213,576	224,618
Underfunded Accumulated Benefit
Obligation as of December 31, 2010	$(133,898)	$(101,008)	$(175,320)	$(49,285)	$(37,353)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments for the unfunded plan and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may be made to the trust to maintain the funded status of the plan. The contributions to the OPEB plans are generally based on the amount of the OPEB plans' periodic benefit costs for accounting purposes as provided in agreements with state regulatory authorities, plus the additional discretionary contribution of the Medicare subsidy receipts. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2012:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$33,442	$16,775
I&M	23,938	13,465
OPCo	39,095	19,705
PSO	11,612	5,982
SWEPCo	9,089	7,089

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In December 2011, the prescription drug plan was amended for certain participants. The impact of the change is reflected in the Benefit Plan Obligation table as a plan amendment. As a result of this amendment to the plan, the Medicare subsidy receipts in the following table are reduced from prior published estimates. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$44,506	$34,963	$69,978	$19,989	$19,329
2013	45,202	35,686	72,422	20,472	20,281
2014	47,192	37,289	76,712	22,199	22,080
2015	46,327	37,831	75,063	22,020	22,288
2016	48,178	39,781	75,042	21,847	22,331
Years 2017 to 2021, in Total	248,647	213,381	371,555	113,723	115,691

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$27,515	$17,849	$36,517	$7,833	$8,302
2013	27,741	18,289	36,412	8,120	8,628
2014	28,782	19,085	37,271	8,438	9,179
2015	29,668	20,117	38,306	8,934	9,598
2016	30,657	21,358	39,774	9,467	10,214
Years 2017 to 2021, in Total	168,810	123,258	218,695	54,491	61,146

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$1,777	$1,096	$2,276	$618	$586
2013	272	28	43	-	-
2014	287	27	48	-	-
2015	298	26	59	-	-
2016	307	26	67	-	-
Years 2017 to 2021, in Total	1,578	110	536	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

				Other Postretirement
OPCo	Pension Plans			Benefit Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in thousands)
Service Cost	$10,230	$17,254	$16,538	$7,827	$8,187	$7,347
Interest Cost	48,350	51,900	52,629	25,497	26,498	25,818
Expected Return on Plan Assets	(65,464)	(69,077)	(71,554)	(24,514)	(24,092)	(18,685)
Curtailment	-	-	-	605	-	-
Amortization of Transition Obligation	-	-	-	150	6,642	6,643
Amortization of Prior Service Cost (Credit)	1,474	1,474	1,475	(212)	-	-
Amortization of Net Actuarial Loss	24,828	18,150	11,931	7,298	6,877	9,988
Net Periodic Benefit Cost	19,418	19,701	11,019	16,651	24,112	31,111
Capitalized Portion	(6,932)	(6,843)	(3,901)	(5,944)	(8,334)	(10,913)
Net Periodic Benefit Cost Recognized as
Expense	$12,486	$12,858	$7,118	$10,707	$15,778	$20,198

Estimated amounts expected to be amortized to net periodic benefit costs and the impact on each Registrant Subsidiary's balance sheet during 2012 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$19,816	$16,915	$29,690	$8,074	$8,077
Prior Service Cost (Credit)	475	407	743	(948)	(793)
Total Estimated 2012 Amortization	$20,291	$17,322	$30,433	$7,126	$7,284

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$20,190	$16,303	$16,299	$7,126	$7,284
Deferred Income Taxes	35	357	4,947	-	-
Net of Tax AOCI	66	662	9,187	-	-
Total	$20,291	$17,322	$30,433	$7,126	$7,284

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$10,671	$7,325	$13,951	$3,296	$3,822
Prior Service Credit	(2,862)	(2,383)	(3,873)	(1,079)	(933)
Transition Obligation	780	132	104	-	-
Total Estimated 2012 Amortization	$8,589	$5,074	$10,182	$2,217	$2,889

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$3,049	$4,400	$4,565	$2,217	$1,804
Deferred Income Taxes	1,939	236	1,966	-	380
Net of Tax AOCI	3,601	438	3,651	-	705
Total	$8,589	$5,074	$10,182	$2,217	$2,889

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$7,432	$7,284	$8,673
I&M	9,541	8,969	10,315
OPCo	10,166	9,706	11,640
PSO	3,626	3,505	4,083
SWEPCo	4,438	3,866	5,269

UMWA Benefits

APCo, I&M and OPCo provide UMWA pension, health and welfare benefits for certain unionized mining employees, retirees and their survivors who meet eligibility requirements. UMWA trustees make final interpretive determinations with regard to all benefits. The pension benefits are administered by UMWA trustees and contributions are made to their trust funds. APCo, I&M and OPCo administer the health and welfare benefits and pay them from their general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer's contributions may be used to provide benefits to employees of other participating employers. Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability. UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Seriously Endangered Status for the plan years ending June 30, 2011 and 2010, without utilization of extended amortization provisions. The Plan is required under the PPA to adopt a funding improvement plan by May 25, 2012. Contributions in 2011, 2010 and 2009, which were made under a collective bargaining agreement that expires December 31, 2012, were immaterial and represent less than 5% of the total contributions in the plan's latest annual report for the years ended June 30, 2011, 2010 and 2009. Contributions did not include a surcharge, and there are no minimum contributions for future years.

Public Service Co Of Oklahoma [Member]
Benefit Plans [Abstract]
Benefit Plans

7. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2011	2010	2011	2010
Discount Rate	4.55%	5.05%	4.75%	5.25%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2011	2010
APCo	4.65%	4.70%
I&M	4.90%	4.90%
OPCo	4.95%	5.05%
PSO	4.85%	4.95%
SWEPCo	4.70%	4.80%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds similar to those included in the Moody's Aa bond index is constructed with a duration matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2011, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2011	2010	2009	2011	2010	2009
Discount Rate	5.05%	5.60%	6.00%	5.25%	5.85%	6.10%
Expected Return on Plan Assets	7.75%	8.00%	8.00%	7.50%	8.00%	7.75%

	Pension Plans
Assumption - Rate of Compensation Increase	2011	2010	2009
APCo	4.65%	4.35%	5.65%
I&M	4.90%	4.55%	5.85%
OPCo	4.95%	4.70%	6.00%
PSO	4.85%	4.60%	5.90%
SWEPCo	4.70%	4.45%	5.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2011	2010
Initial	7.50%	8.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,806	$2,972	$5,188	$1,300	$1,500
1% Decrease	(3,015)	(2,367)	(4,110)	(1,036)	(1,195)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$50,216	$33,657	$65,251	$15,088	$17,499
1% Decrease	(40,748)	(27,448)	(53,015)	(12,314)	(14,281)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. At December 31, 2011, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2011 and 2010

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

PSO			Other Postretirement
	Pension Plans		Benefit Plans
	2011	2010	2011	2010
Change in Benefit Obligation	(in thousands)
Benefit Obligation at January 1	$268,180	$285,592	$116,935	$108,220
Service Cost	5,760	6,052	2,621	2,815
Interest Cost	13,285	14,888	6,046	6,360
Actuarial (Gain) Loss	7,679	(1,047)	16,705	7,540
Plan Amendment Prior Service Credit	-	-	(11,612)	(2,408)
Benefit Payments	(17,456)	(37,305)	(8,110)	(8,049)
Participant Contributions	-	-	1,926	1,763
Medicare Subsidy	-	-	653	694
Benefit Obligation at December 31	$277,448	$268,180	$125,164	$116,935

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$213,576	$216,966	$83,917	$75,700
Actual Gain on Plan Assets	16,430	21,040	646	6,357
Company Contributions	33,219	12,875	4,711	8,146
Participant Contributions	-	-	1,926	1,763
Benefit Payments	(17,456)	(37,305)	(8,110)	(8,049)
Fair Value of Plan Assets at December 31	$245,769	$213,576	$83,090	$83,917

Underfunded Status at December 31	$(31,679)	$(54,604)	$(42,074)	$(33,018)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
PSO	2011	2010	2011	2010
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(88)	$(68)	$-	$-
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(31,591)	(54,536)	(42,074)	(33,018)
Underfunded Status	$(31,679)	$(54,604)	$(42,074)	$(33,018)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2011 and 2010

			Other Postretirement
PSO	Pension Plans		Benefit Plans
	December 31,
	2011	2010	2011	2010
Components	(in thousands)
Net Actuarial Loss	$136,056	$134,101	$54,516	$33,922
Prior Service Cost (Credit)	181	(769)	(12,458)	(921)

Recorded as
Regulatory Assets	$136,237	$133,332	$42,058	$33,001

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2011 and 2010 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$14,769	$24,732	$26,308	$(2,346)	$(6,379)
Amortization of Actuarial Loss	(11,842)	(10,065)	(18,150)	(5,188)	(5,242)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	796
Change for the Year Ended
December 31, 2010	$2,010	$13,923	$6,684	$(6,584)	$(10,825)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Cost (Credit)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$23,876	$13,372	$31,207	$7,283	$7,570
Amortization of Actuarial Loss	(5,410)	(3,526)	(6,877)	(1,573)	(1,711)
Prior Service Credit	(4,257)	(4,273)	(6,039)	(2,408)	(2,399)
Amortization of Transition Obligation	(5,244)	(2,814)	(6,642)	(2,805)	(2,461)
Change for the Year Ended
December 31, 2010	$8,965	$2,759	$11,649	$497	$999

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$83,086	$-	$-	$-	$83,086	33.8%
International	22,781	-	-	-	22,781	9.3%
Real Estate Investment Trusts	5,940	-	-	-	5,940	2.4%
Common Collective Trust -
International	-	7,337	-	-	7,337	3.0%
Subtotal - Equities	111,807	7,337	-	-	119,144	48.5%

Fixed Income:
Common Collective Trust - Debt	-	1,500	-	-	1,500	0.6%
United States Government and
Agency Securities	-	32,313	-	-	32,313	13.2%
Corporate Debt	-	56,239	364	-	56,603	23.0%
Foreign Debt	-	10,890	-	-	10,890	4.4%
State and Local Government	-	2,745	-	-	2,745	1.1%
Other - Asset Backed	-	1,485	-	-	1,485	0.6%
Subtotal - Fixed Income	-	105,172	364	-	105,536	42.9%

Real Estate	-	-	9,329	-	9,329	3.8%

Alternative Investments	-	-	9,159	-	9,159	3.7%
Securities Lending	-	12,267	-	-	12,267	5.0%
Securities Lending Collateral (a)	-	-	-	(13,467)	(13,467)	(5.5)%

Cash and Cash Equivalents	-	5,299	-	-	5,299	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(1,498)	(1,498)	(0.6)%

Total	$111,807	$130,075	$18,852	$(14,965)	$245,769	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate	Real	Alternative	Total
PSO	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2011	$-	$4,606	$7,197	$11,803
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	1,314	561	1,875
Relating to Assets Sold During the Period	-	-	193	193
Purchases and Sales	-	3,409	1,208	4,617
Transfers into Level 3	364	-	-	364
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$364	$9,329	$9,159	$18,852

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$20,497	$-	$-	$-	$20,497	24.7%
International	22,417	-	-	-	22,417	27.0%
Common Collective Trust -
Global	-	5,844	-	-	5,844	7.0%
Subtotal - Equities	42,914	5,844	-	-	48,758	58.7%

Fixed Income:
Common Collective Trust - Debt	-	4,079	-	-	4,079	4.9%
United States Government and
Agency Securities	-	4,762	-	-	4,762	5.7%
Corporate Debt	-	8,967	-	-	8,967	10.8%
Foreign Debt	-	1,901	-	-	1,901	2.3%
State and Local Government	-	496	-	-	496	0.6%
Other - Asset Backed	-	113	-	-	113	0.1%
Subtotal - Fixed Income	-	20,318	-	-	20,318	24.4%

Trust Owned Life Insurance:
International Equities	-	2,724	-	-	2,724	3.3%
United States Bonds	-	9,302	-	-	9,302	11.2%

Cash and Cash Equivalents	991	1,380	-	-	2,371	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(383)	(383)	(0.5)%

Total	$43,905	$39,568	$-	$(383)	$83,090	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$74,721	$153	$-	$-	$74,874	35.1%
International	22,305	-	-	-	22,305	10.4%
Real Estate Investment Trusts	6,219	-	-	-	6,219	2.9%
Common Collective Trust -
International	-	9,004	-	-	9,004	4.2%
Subtotal - Equities	103,245	9,157	-	-	112,402	52.6%

Fixed Income:
United States Government and
Agency Securities	-	35,099	-	-	35,099	16.4%
Corporate Debt	-	37,188	-	-	37,188	17.4%
Foreign Debt	-	7,038	-	-	7,038	3.3%
State and Local Government	-	1,258	-	-	1,258	0.6%
Other - Asset Backed	-	2,831	-	-	2,831	1.3%
Subtotal - Fixed Income	-	83,414	-	-	83,414	39.0%

Real Estate	-	-	4,606	-	4,606	2.2%

Alternative Investments	-	-	7,197	-	7,197	3.4%
Securities Lending	-	14,078	-	-	14,078	6.6%
Securities Lending Collateral (a)	-	-	-	(15,269)	(15,269)	(7.1)%

Cash and Cash Equivalents (b)	-	7,026	-	88	7,114	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	34	34	-%

Total	$103,245	$113,675	$11,803	$(15,147)	$213,576	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent foreign currency holdings.

(c)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of real estate and alternative investments classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

		Alternative	Total
PSO	Real Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2010	$5,770	$6,737	$12,507
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(1,164)	75	(1,089)
Relating to Assets Sold During the Period	-	24	24
Purchases and Sales	-	361	361
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$4,606	$7,197	$11,803

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$33,555	$-	$-	$-	$33,555	40.0%
International	12,666	-	-	-	12,666	15.1%
Common Collective Trust -
Global	-	6,593	-	-	6,593	7.9%
Subtotal - Equities	46,221	6,593	-	-	52,814	63.0%

Fixed Income:
Common Collective Trust - Debt	-	2,742	-	-	2,742	3.3%
United States Government and
Agency Securities	-	5,382	-	-	5,382	6.4%
Corporate Debt	-	6,322	-	-	6,322	7.5%
Foreign Debt	-	1,425	-	-	1,425	1.7%
State and Local Government	-	201	-	-	201	0.2%
Other - Asset Backed	-	54	-	-	54	0.1%
Subtotal - Fixed Income	-	16,126	-	-	16,126	19.2%

Trust Owned Life Insurance:
International Equities	-	2,819	-	-	2,819	3.3%
United States Bonds	-	9,339	-	-	9,339	11.1%

Cash and Cash Equivalents (a)	1,178	1,438	-	49	2,665	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	154	154	0.2%

Total	$47,399	$36,315	$-	$203	$83,917	100.0%

(a)       Amounts in "Other" column primarily represent foreign currency holdings.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$646,513	$551,702	$973,802	$261,535	$260,838
Nonqualified Pension Plans	221	994	799	1,326	1,133
Total as of December 31, 2010	$646,734	$552,696	$974,601	$262,861	$261,971

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans at December 31, 2011 and 2010 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$652,219	$560,982	$984,089	$268,180	$267,206

Accumulated Benefit Obligation	$646,734	$552,696	$974,601	$262,861	$261,971
Fair Value of Plan Assets	512,836	451,688	799,281	213,576	224,618
Underfunded Accumulated Benefit
Obligation as of December 31, 2010	$(133,898)	$(101,008)	$(175,320)	$(49,285)	$(37,353)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments for the unfunded plan and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may be made to the trust to maintain the funded status of the plan. The contributions to the OPEB plans are generally based on the amount of the OPEB plans' periodic benefit costs for accounting purposes as provided in agreements with state regulatory authorities, plus the additional discretionary contribution of the Medicare subsidy receipts. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2012:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$33,442	$16,775
I&M	23,938	13,465
OPCo	39,095	19,705
PSO	11,612	5,982
SWEPCo	9,089	7,089

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In December 2011, the prescription drug plan was amended for certain participants. The impact of the change is reflected in the Benefit Plan Obligation table as a plan amendment. As a result of this amendment to the plan, the Medicare subsidy receipts in the following table are reduced from prior published estimates. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$44,506	$34,963	$69,978	$19,989	$19,329
2013	45,202	35,686	72,422	20,472	20,281
2014	47,192	37,289	76,712	22,199	22,080
2015	46,327	37,831	75,063	22,020	22,288
2016	48,178	39,781	75,042	21,847	22,331
Years 2017 to 2021, in Total	248,647	213,381	371,555	113,723	115,691

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$27,515	$17,849	$36,517	$7,833	$8,302
2013	27,741	18,289	36,412	8,120	8,628
2014	28,782	19,085	37,271	8,438	9,179
2015	29,668	20,117	38,306	8,934	9,598
2016	30,657	21,358	39,774	9,467	10,214
Years 2017 to 2021, in Total	168,810	123,258	218,695	54,491	61,146

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$1,777	$1,096	$2,276	$618	$586
2013	272	28	43	-	-
2014	287	27	48	-	-
2015	298	26	59	-	-
2016	307	26	67	-	-
Years 2017 to 2021, in Total	1,578	110	536	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

				Other Postretirement
PSO	Pension Plans			Benefit Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in thousands)
Service Cost	$5,760	$6,052	$5,744	$2,621	$2,815	$2,522
Interest Cost	13,285	14,888	15,369	6,046	6,360	6,154
Expected Return on Plan Assets	(17,464)	(19,739)	(20,438)	(6,264)	(6,110)	(4,695)
Amortization of Transition Obligation	-	-	-	-	2,805	2,805
Amortization of Prior Service Credit	(950)	(950)	(1,082)	(75)	-	-
Amortization of Net Actuarial Loss	6,757	5,188	3,487	1,553	1,573	2,348
Net Periodic Benefit Cost	7,388	5,439	3,080	3,881	7,443	9,134
Capitalized Portion	(2,379)	(1,806)	(1,087)	(1,249)	(2,471)	(3,224)
Net Periodic Benefit Cost Recognized as
Expense	$5,009	$3,633	$1,993	$2,632	$4,972	$5,910

Estimated amounts expected to be amortized to net periodic benefit costs and the impact on each Registrant Subsidiary's balance sheet during 2012 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$19,816	$16,915	$29,690	$8,074	$8,077
Prior Service Cost (Credit)	475	407	743	(948)	(793)
Total Estimated 2012 Amortization	$20,291	$17,322	$30,433	$7,126	$7,284

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$20,190	$16,303	$16,299	$7,126	$7,284
Deferred Income Taxes	35	357	4,947	-	-
Net of Tax AOCI	66	662	9,187	-	-
Total	$20,291	$17,322	$30,433	$7,126	$7,284

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$10,671	$7,325	$13,951	$3,296	$3,822
Prior Service Credit	(2,862)	(2,383)	(3,873)	(1,079)	(933)
Transition Obligation	780	132	104	-	-
Total Estimated 2012 Amortization	$8,589	$5,074	$10,182	$2,217	$2,889

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$3,049	$4,400	$4,565	$2,217	$1,804
Deferred Income Taxes	1,939	236	1,966	-	380
Net of Tax AOCI	3,601	438	3,651	-	705
Total	$8,589	$5,074	$10,182	$2,217	$2,889

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$7,432	$7,284	$8,673
I&M	9,541	8,969	10,315
OPCo	10,166	9,706	11,640
PSO	3,626	3,505	4,083
SWEPCo	4,438	3,866	5,269

Southwestern Electric Power Co [Member]
Benefit Plans [Abstract]
Benefit Plans

7. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide medical and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2011	2010	2011	2010
Discount Rate	4.55%	5.05%	4.75%	5.25%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2011	2010
APCo	4.65%	4.70%
I&M	4.90%	4.90%
OPCo	4.95%	5.05%
PSO	4.85%	4.95%
SWEPCo	4.70%	4.80%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds similar to those included in the Moody's Aa bond index is constructed with a duration matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2011, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2011	2010	2009	2011	2010	2009
Discount Rate	5.05%	5.60%	6.00%	5.25%	5.85%	6.10%
Expected Return on Plan Assets	7.75%	8.00%	8.00%	7.50%	8.00%	7.75%

	Pension Plans
Assumption - Rate of Compensation Increase	2011	2010	2009
APCo	4.65%	4.35%	5.65%
I&M	4.90%	4.55%	5.85%
OPCo	4.95%	4.70%	6.00%
PSO	4.85%	4.60%	5.90%
SWEPCo	4.70%	4.45%	5.75%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2011	2010
Initial	7.50%	8.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,806	$2,972	$5,188	$1,300	$1,500
1% Decrease	(3,015)	(2,367)	(4,110)	(1,036)	(1,195)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$50,216	$33,657	$65,251	$15,088	$17,499
1% Decrease	(40,748)	(27,448)	(53,015)	(12,314)	(14,281)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. At December 31, 2011, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2011 and 2010

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

SWEPCo			Other Postretirement
	Pension Plans		Benefit Plans
	2011	2010	2011	2010
Change in Benefit Obligation	(in thousands)
Benefit Obligation at January 1	$267,206	$288,081	$129,726	$118,571
Service Cost	6,573	7,046	3,029	3,108
Interest Cost	13,331	15,093	6,969	6,940
Actuarial (Gain) Loss	7,861	(2,014)	24,547	9,084
Plan Amendment Prior Service Credit	-	-	(13,534)	(2,399)
Benefit Payments	(17,377)	(41,000)	(8,226)	(8,125)
Participant Contributions	-	-	2,041	1,907
Medicare Subsidy	-	-	608	640
Benefit Obligation at December 31	$277,594	$267,206	$145,160	$129,726

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$224,618	$212,626	$93,097	$82,940
Actual Gain on Plan Assets	17,283	23,854	3,797	8,150
Company Contributions	31,337	29,138	5,655	8,225
Participant Contributions	-	-	2,041	1,907
Benefit Payments	(17,377)	(41,000)	(8,226)	(8,125)
Fair Value of Plan Assets at December 31	$255,861	$224,618	$96,364	$93,097

Underfunded Status at December 31	$(21,733)	$(42,588)	$(48,796)	$(36,629)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
SWEPCo	2011	2010	2011	2010
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(78)	$(73)	$-	$-
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(21,655)	(42,515)	(48,796)	(36,629)
Underfunded Status	$(21,733)	$(42,588)	$(48,796)	$(36,629)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2011 and 2010

			Other Postretirement
SWEPCo	Pension Plans		Benefit Plans
	December 31,
	2011	2010	2011	2010
Components	(in thousands)
Net Actuarial Loss	$133,542	$131,343	$59,541	$37,707
Prior Service Cost (Credit)	560	(235)	(10,762)	(1,095)

Recorded as
Regulatory Assets	$134,102	$131,108	$31,407	$23,842
Deferred Income Taxes	-	-	6,081	4,469
Net of Tax AOCI	-	-	11,291	8,301

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2011 and 2010 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$14,769	$24,732	$26,308	$(2,346)	$(6,379)
Amortization of Actuarial Loss	(11,842)	(10,065)	(18,150)	(5,188)	(5,242)
Amortization of Prior Service Cost (Credit)	(917)	(744)	(1,474)	950	796
Change for the Year Ended
December 31, 2010	$2,010	$13,923	$6,684	$(6,584)	$(10,825)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Cost (Credit)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$23,876	$13,372	$31,207	$7,283	$7,570
Amortization of Actuarial Loss	(5,410)	(3,526)	(6,877)	(1,573)	(1,711)
Prior Service Credit	(4,257)	(4,273)	(6,039)	(2,408)	(2,399)
Amortization of Transition Obligation	(5,244)	(2,814)	(6,642)	(2,805)	(2,461)
Change for the Year Ended
December 31, 2010	$8,965	$2,759	$11,649	$497	$999

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$86,499	$-	$-	$-	$86,499	33.8%
International	23,716	-	-	-	23,716	9.3%
Real Estate Investment Trusts	6,184	-	-	-	6,184	2.4%
Common Collective Trust -
International	-	7,638	-	-	7,638	3.0%
Subtotal - Equities	116,399	7,638	-	-	124,037	48.5%

Fixed Income:
Common Collective Trust - Debt	-	1,561	-	-	1,561	0.6%
United States Government and
Agency Securities	-	33,640	-	-	33,640	13.2%
Corporate Debt	-	58,549	379	-	58,928	23.0%
Foreign Debt	-	11,337	-	-	11,337	4.4%
State and Local Government	-	2,857	-	-	2,857	1.1%
Other - Asset Backed	-	1,546	-	-	1,546	0.6%
Subtotal - Fixed Income	-	109,490	379	-	109,869	42.9%

Real Estate	-	-	9,712	-	9,712	3.8%

Alternative Investments	-	-	9,535	-	9,535	3.7%
Securities Lending	-	12,771	-	-	12,771	5.0%
Securities Lending Collateral (a)	-	-	-	(14,020)	(14,020)	(5.5)%

Cash and Cash Equivalents	-	5,517	-	-	5,517	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(1,560)	(1,560)	(0.6)%

Total	$116,399	$135,416	$19,626	$(15,580)	$255,861	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate	Real	Alternative	Total
SWEPCo	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2011	$-	$4,844	$7,569	$12,413
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	1,355	563	1,918
Relating to Assets Sold During the Period	-	-	194	194
Purchases and Sales	-	3,513	1,209	4,722
Transfers into Level 3	379	-	-	379
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$379	$9,712	$9,535	$19,626

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2011:

SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$23,770	$-	$-	$-	$23,770	24.7%
International	25,999	-	-	-	25,999	27.0%
Common Collective Trust -
Global	-	6,778	-	-	6,778	7.0%
Subtotal - Equities	49,769	6,778	-	-	56,547	58.7%

Fixed Income:
Common Collective Trust - Debt	-	4,731	-	-	4,731	4.9%
United States Government and
Agency Securities	-	5,522	-	-	5,522	5.7%
Corporate Debt	-	10,399	-	-	10,399	10.8%
Foreign Debt	-	2,205	-	-	2,205	2.3%
State and Local Government	-	575	-	-	575	0.6%
Other - Asset Backed	-	131	-	-	131	0.1%
Subtotal - Fixed Income	-	23,563	-	-	23,563	24.4%

Trust Owned Life Insurance:
International Equities	-	3,160	-	-	3,160	3.3%
United States Bonds	-	10,788	-	-	10,788	11.2%

Cash and Cash Equivalents	1,149	1,601	-	-	2,750	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(444)	(444)	(0.5)%

Total	$50,918	$45,890	$-	$(444)	$96,364	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$78,585	$160	$-	$-	$78,745	35.1%
International	23,458	-	-	-	23,458	10.4%
Real Estate Investment Trusts	6,540	-	-	-	6,540	2.9%
Common Collective Trust -
International	-	9,469	-	-	9,469	4.2%
Subtotal - Equities	108,583	9,629	-	-	118,212	52.6%

Fixed Income:
United States Government and
Agency Securities	-	36,914	-	-	36,914	16.4%
Corporate Debt	-	39,111	-	-	39,111	17.4%
Foreign Debt	-	7,402	-	-	7,402	3.3%
State and Local Government	-	1,323	-	-	1,323	0.6%
Other - Asset Backed	-	2,977	-	-	2,977	1.3%
Subtotal - Fixed Income	-	87,727	-	-	87,727	39.0%

Real Estate	-	-	4,844	-	4,844	2.2%

Alternative Investments	-	-	7,569	-	7,569	3.4%
Securities Lending	-	14,806	-	-	14,806	6.6%
Securities Lending Collateral (a)	-	-	-	(16,058)	(16,058)	(7.1)%

Cash and Cash Equivalents (b)	-	7,389	-	93	7,482	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	36	36	-%

Total	$108,583	$119,551	$12,413	$(15,929)	$224,618	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent foreign currency holdings.

(c)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of real estate and alternative investments classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

		Alternative	Total
SWEPCo	Real Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2010	$5,654	$6,602	$12,256
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(810)	156	(654)
Relating to Assets Sold During the Period	-	51	51
Purchases and Sales	-	760	760
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$4,844	$7,569	$12,413

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary at December 31, 2010:

SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in thousands)
Equities:
Domestic	$37,225	$-	$-	$-	$37,225	40.0%
International	14,051	-	-	-	14,051	15.1%
Common Collective Trust -
Global	-	7,314	-	-	7,314	7.9%
Subtotal - Equities	51,276	7,314	-	-	58,590	63.0%

Fixed Income:
Common Collective Trust - Debt	-	3,042	-	-	3,042	3.3%
United States Government and
Agency Securities	-	5,971	-	-	5,971	6.4%
Corporate Debt	-	7,014	-	-	7,014	7.5%
Foreign Debt	-	1,581	-	-	1,581	1.7%
State and Local Government	-	223	-	-	223	0.2%
Other - Asset Backed	-	60	-	-	60	0.1%
Subtotal - Fixed Income	-	17,891	-	-	17,891	19.2%

Trust Owned Life Insurance:
International Equities	-	3,127	-	-	3,127	3.3%
United States Bonds	-	10,361	-	-	10,361	11.1%

Cash and Cash Equivalents (a)	1,307	1,596	-	55	2,958	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	170	170	0.2%

Total	$52,583	$40,289	$-	$225	$93,097	100.0%

(a)       Amounts in "Other" column primarily represent foreign currency holdings.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$646,513	$551,702	$973,802	$261,535	$260,838
Nonqualified Pension Plans	221	994	799	1,326	1,133
Total as of December 31, 2010	$646,734	$552,696	$974,601	$262,861	$261,971

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans at December 31, 2011 and 2010 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$652,219	$560,982	$984,089	$268,180	$267,206

Accumulated Benefit Obligation	$646,734	$552,696	$974,601	$262,861	$261,971
Fair Value of Plan Assets	512,836	451,688	799,281	213,576	224,618
Underfunded Accumulated Benefit
Obligation as of December 31, 2010	$(133,898)	$(101,008)	$(175,320)	$(49,285)	$(37,353)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments for the unfunded plan and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may be made to the trust to maintain the funded status of the plan. The contributions to the OPEB plans are generally based on the amount of the OPEB plans' periodic benefit costs for accounting purposes as provided in agreements with state regulatory authorities, plus the additional discretionary contribution of the Medicare subsidy receipts. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2012:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$33,442	$16,775
I&M	23,938	13,465
OPCo	39,095	19,705
PSO	11,612	5,982
SWEPCo	9,089	7,089

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In December 2011, the prescription drug plan was amended for certain participants. The impact of the change is reflected in the Benefit Plan Obligation table as a plan amendment. As a result of this amendment to the plan, the Medicare subsidy receipts in the following table are reduced from prior published estimates. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$44,506	$34,963	$69,978	$19,989	$19,329
2013	45,202	35,686	72,422	20,472	20,281
2014	47,192	37,289	76,712	22,199	22,080
2015	46,327	37,831	75,063	22,020	22,288
2016	48,178	39,781	75,042	21,847	22,331
Years 2017 to 2021, in Total	248,647	213,381	371,555	113,723	115,691

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$27,515	$17,849	$36,517	$7,833	$8,302
2013	27,741	18,289	36,412	8,120	8,628
2014	28,782	19,085	37,271	8,438	9,179
2015	29,668	20,117	38,306	8,934	9,598
2016	30,657	21,358	39,774	9,467	10,214
Years 2017 to 2021, in Total	168,810	123,258	218,695	54,491	61,146

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$1,777	$1,096	$2,276	$618	$586
2013	272	28	43	-	-
2014	287	27	48	-	-
2015	298	26	59	-	-
2016	307	26	67	-	-
Years 2017 to 2021, in Total	1,578	110	536	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

				Other Postretirement
SWEPCo	Pension Plans			Benefit Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in thousands)
Service Cost	$6,573	$7,046	$6,757	$3,029	$3,108	$2,817
Interest Cost	13,331	15,093	15,557	6,969	6,940	6,735
Expected Return on Plan Assets	(18,380)	(19,489)	(20,083)	(7,200)	(6,646)	(5,120)
Amortization of Transition Obligation	-	-	-	-	2,461	2,461
Amortization of Prior Service Cost (Credit)	(795)	(796)	(916)	258	-	-
Amortization of Net Actuarial Loss	6,759	5,242	3,516	1,785	1,711	2,560
Net Periodic Benefit Cost	7,488	7,096	4,831	4,841	7,574	9,453
Capitalized Portion	(2,636)	(2,406)	(1,546)	(1,704)	(2,568)	(3,025)
Net Periodic Benefit Cost Recognized as
Expense	$4,852	$4,690	$3,285	$3,137	$5,006	$6,428

Estimated amounts expected to be amortized to net periodic benefit costs and the impact on each Registrant Subsidiary's balance sheet during 2012 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$19,816	$16,915	$29,690	$8,074	$8,077
Prior Service Cost (Credit)	475	407	743	(948)	(793)
Total Estimated 2012 Amortization	$20,291	$17,322	$30,433	$7,126	$7,284

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$20,190	$16,303	$16,299	$7,126	$7,284
Deferred Income Taxes	35	357	4,947	-	-
Net of Tax AOCI	66	662	9,187	-	-
Total	$20,291	$17,322	$30,433	$7,126	$7,284

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$10,671	$7,325	$13,951	$3,296	$3,822
Prior Service Credit	(2,862)	(2,383)	(3,873)	(1,079)	(933)
Transition Obligation	780	132	104	-	-
Total Estimated 2012 Amortization	$8,589	$5,074	$10,182	$2,217	$2,889

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$3,049	$4,400	$4,565	$2,217	$1,804
Deferred Income Taxes	1,939	236	1,966	-	380
Net of Tax AOCI	3,601	438	3,651	-	705
Total	$8,589	$5,074	$10,182	$2,217	$2,889

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The 2009 contributions below for SWEPCo include a legacy savings plan of an acquired subsidiary.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$7,432	$7,284	$8,673
I&M	9,541	8,969	10,315
OPCo	10,166	9,706	11,640
PSO	3,626	3,505	4,083
SWEPCo	4,438	3,866	5,269